UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09613

Legg Mason Investment Trust, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Investment Commentary and

Semi-Annual Repor t

Legg Mason Capital Management

Opportunity Trust

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Capital Management Opportunity Trust

Fund objective

The Fund seeks long-term growth of capital.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Opportunity Trust. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Investment commentary

Two articles in the New York Times on Friday, July 16, 2010 encapsulated about all you need to know to understand this stock market. The first was the lead on the front page: “Wealthy Reduce Buying in a Blow to the Recovery.” The second was in the business section: “Wall Street Stumbles on Bank Earnings.” With consumption generally at around 70% of gross domestic product (“GDP”)i , U.S. economic growth relies heavily on a consumer able and willing to spend.

Spending though, is highly skewed — the typical Walmart shopper spends about all he or she earns, so their spending depends on having a job or getting a raise. But the top 5% of the population, those making more than $210,000, account for about 33% of total spending. “That means the purchasing decisions of the rich have an outsize effect on economic data,” as the Times noted, and the direction of the stock market has an outsize effect on those purchasing decisions.

The rich sharply cut back on spending as stocks plunged during the financial crisis, pushing their savings rate to over 20% in the fall of 2008, compared to about 5% in the immediate pre-crisis period.ii As the stock market recovered in 2009, their spending accelerated, the economy recovered, and their savings rate fell to negative. With the stock market faltering in the last few months, they have again curtailed consumption, and economic growth has decelerated.

The common view seems to be that the weak stock market reflects a weakening economy. More likely is this: the weak stock market is causing the economy to weaken. It is not a surprise that the consumer confidence numbers most recently released were so poor; with the stock market having fallen so sharply since late April, they could hardly be otherwise.

Using the outlook for the economy to predict the direction of the stock market, which most appear to do, in my opinion is exactly backward. In my opinion, the stock market’s behavior will predict the economy’s future behavior. The market’s decline since late April foreshadowed the soft economic numbers now being reported, just as the market’s rally beginning in the spring of 2009 foretold the beginning of the recovery now underway.

Markets are all about expectations, and the critical question for investors is always, what is discounted? Are the expectations reflected in market prices too high, or too low?

One clue is to look at Financials stocks, which is where the second article comes in. As I have often noted, Financials tend to lead the market, both on the upside and the downside. They were market leaders off the bottom in March 2009, and they peaked in 2007 well before the market. They peaked about two weeks before the overall market in April and have led it down in this correction. Their record is still intact, as the New York Times dutifully noted in the article cited above.

If Financials begin to act better, the market should follow; and if they languish, or decline further, then the market is likely to do no better.

Financials in particular, and the market in general, have been plagued with a variety of worries since April, when concerns about the Greek financial situation led to a more generalized worry about sovereign debt. The oil spill, Goldman Sachs coming under fire from the Securities and Exchange Commission (“SEC”), gold’s relentless rise, the ultimate shape of the financial reform bill, and the specter of higher taxes as the Bush tax cuts expire were all part of what weighed on the market during this swoon.

The Investment Commentary is not a part of the Semi-Annual Report.

Legg Mason Capital Management Opportunity Trust	III

To say that they caused the market drop, though, is a stretch. “What will the stock market do, Mr. Morgan?” someone asked JP Morgan over a hundred years ago. “Fluctuate,” he is said to have replied. That’s what markets do, and in late April after eight straight weeks higher, the string was broken. Now we have had a decline that’s dropped the market to a loss of almost 7% year to date through June 30, 2010 and led to significantly renewed pessimism about the outlook, for just about everybody with an outlook. As long-time market observer Bob Farrell recently reminded us, the news is always a mix of positive and negative. When markets decline, people point to the negative news; and when they increase, the positive news is emphasized.

This decline has led to elevated levels of bearish sentiment, and bearish activities, such as rising put-call ratios, which are probably setting the stage for a rally, or so the best market technicians, such as John Mendelson, are saying. I hope so. But hope is not a strategy, as the saying goes.

Having a long-term strategy may seem a quaint idea in a market dominated by high frequency trading, the twenty-four-hour news cycle, the ubiquitous and shrill blogosphere, flash crashes, and where it is repeated as though divinely given that buy and hold is dead.

The summer of 2010, though, when most global markets are down, pessimism about the future is high, and macro concerns predominate, is one of those rare periods where one can adopt a long-term strategy that promises (but of course cannot guarantee) returns superior to what just about everybody else is now doing.

The public’s distaste for equities is palpable and understandable. Negative returns for ten years in stocks while so-called “riskless” Treasuriesiii have soared, and right after one of the best six-month periods Treasuries have had in the decade, is more than enough to convince folks that stocks are just not where you want to invest long term.

Then there is the really long term. Long-term treasuries, as measured by the Barclays Capital Long-Term Treasury Bond Indexiv have beaten equities, as measured by the S&P 500 Indexv, year to date through June 30, 2010, and in the three-, five-, ten-, fifteen- and twenty-year time frames. It’s a tie at twenty-five years. Over twenty years of consistently superior returns over stocks in an asset guaranteed by the U.S. government seems to be sufficient to drive a stake through the heart of the idea that you want stocks for the long term. Gentlemen and ladies both prefer bonds. Who doesn’t?

Well how about Bill Gross, who runs the biggest mutual fund in the history of the world (bonds naturally)? Bill is on the cover of the new Bloomberg magazine, and the story is about PIMCO’s equity strategy. Bill has been right for about his whole career, and he is right again, in my opinion.

A few weeks ago I sent a little note to our staff about Exxon Mobilvi. It pointed out that Exxon Mobil was on the fifty-two-week low list, and was actually lower than it was during the depths of the panic in the fall of 2008. It had (and still has) a yield greater than the ten-year Treasury, trades at a multiple well below the market, has returns on capital above the market, has grown the dividend over 9% per year the past five years, and uses its prodigious free cash flow to shrink its shares outstanding by between 300 and 400 million shares per year. If it keeps this up for the next fifteen years, it will be just about out of shares. Yet it languishes at five-year lows. When it was last trading at this level in 2005, oil was $50 a barrel. The math is fairly simple: a sum of the dividend yield, growth rate and share shrink could represent an attractive annual return even if the valuation stays the same, and the valuation is among the lowest the company has traded at in years. Cash returns zero, the five-year Treasury is now trading at one of the lowest yields in history, the ten-year Treasury yields 2.93% and that yield will not go up. Yet what do people want: Treasuries. What do they not want: Exxon Mobil and most other large-capitalization U.S. stocks with similar characteristics.

Exxon Mobil is the largest company in the U.S. equity market and one of the highest-quality companies in the world, yet no one seems to care. When I mentioned this to a hedge fund manager a few weeks ago, he said that the oil stocks have underperformed this year, that the oil spill had cast a pall over all energy equities, that regulations on energy companies were going to increase, that subsidies may decrease as governments seek more revenue, and that Congress is now going to take up a new energy bill, which is why Exxon Mobil is not attractive. Well the math is the math, no matter what the near-term sentiment. I then asked him about Kimberly Clarkvi, with a 4% yield, an 8% dividend growth rate, buys back shares, etc. So is Congress going after diapers and Kleenex next?

The Investment Commentary is not a part of the Semi-Annual Report.

IV	Legg Mason Capital Management Opportunity Trust

Investment commentary (cont’d)

It is almost a tautology in capital markets that the best investments are those with the worst previous returns, where expectations are low, demand is down, and prospects appear, at best, highly uncertain. In 1980, bonds had been through a thirty-year bear market relative to stocks, inflation was soaring, yields were at historic highs, yet expected to go higher, and a long bull market in bonds was at hand. The idea that U.S. interest rates would be near all-time lows thirty years later would have been dismissed as ludicrous. The situation is now reversed, with stocks having underperformed bonds for decades.

The point here is simple: U.S. stocks represent a once in a lifetime opportunity in my opinion. You can buy the best companies in the world at bargain prices while many companies more operationally or financially geared toward an economic recovery are even cheaper. The last time stocks were this cheap relative to bonds was 1951. I was one year old then, but did not have sufficient sentience or capital to invest.

I do now and, if you are reading this, so do you.

Performance review

For the six months ended June 30, 2010, Class C shares of Legg Mason Capital Management Opportunity Trust, excluding sales charges, returned -7.51%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned -6.65% for the same period. The Lipper Mid-Cap Core Funds Category Averagevii returned -2.89% over the same time frame.

Total returns for the Fund for various periods ended June 30, 2010 are presented below, along with those of comparative indices:

Average Annual Total Returns
	6 months	1 year	5 years	10 years	Since inception
Without Sales Charges
Class A	-7.25%	30.04%	N/A	N/A	52.39%
Class C	-7.51%	29.10%	-6.26%	0.82%	1.14%
Class R	-7.45%	29.57%	N/A	N/A	-14.37%
Class FI1	-7.30%	30.01%	-5.68%	N/A	-3.38%
Class I1	-7.10%	30.47%	-5.27%	1.88%	1.80%
S&P 500 Index	-6.65%	14.43%	-0.79%	-1.59%	-1.52%
Lipper Mid-Cap Core Funds Category Averagevii	-2.89%	21.64%	0.58%	2.34%	49.16%

Average Annual Total Returns
	6 months	1 year	5 years	10 years	Since inception
With Sales Charges
Class A	-12.57%	22.64%	N/A	N/A	46.06%
Class C	-8.44%	28.10%	-6.26%	0.82%	1.14%
Class R	-7.45%	29.57%	N/A	N/A	-14.37%
Class FI1	-7.30%	30.01%	-5.68%	N/A	-3.38%
Class I1	-7.10%	30.47%	-5.27%	1.88%	1.80%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements, without which the performance would have been lower.

For performance data including the effects of sales charges, Class A shares reflect the deduction of a maximum initial sales charge of 5.75%, and Class C shares reflect the deduction of a contingent deferred sales charge of 1.00%, which applies if shares are redeemed within one year of purchase.

The inception dates of Class A, C, R, Fl and I shares are February 3, 2009, December 30, 1999, December 28, 2006, February 13, 2004 and June 26, 2000, respectively. The Index return is for the period beginning December 30, 1999. The Lipper return is for the period beginning December 31, 1999. All Index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

As of the Fund’s most current prospectus dated April 30, 2010, the gross total operating expense ratios for Class A, Class C, Class R, Class FI and Class I shares were 1.84%, 2.59%, 2.24%, 1.98% and 1.53%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Bill Miller, CFA

July 21, 2010

[1]	Prior to October 5, 2009, Class FI and Class I were known as the Financial Intermediary Class and the Institutional Class, respectively.

The Investment Commentary is not a part of the Semi-Annual Report.

Legg Mason Capital Management Opportunity Trust	V

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Fund may focus its investments in certain regions or industries, increasing its vulnerability to market volatility. As a non-diversified fund, it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The Fund may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Additional risks may include those risks associated with investing in fixed-income securities, real estate and leverage. Please see the Fund’s prospectus for more information on these and other risks.

The views expressed are those of the portfolio manager as of the date referenced above and are subject to change based on market and other conditions. These views may differ from the view of other portfolio managers or the firm as a whole, and they are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Forecasts and model results are inherently limited and should not be relied upon as indicators of future performance. Investors should not use this information as the sole basis for investment decisions.

Past performance is no guarantee of future results. All investments are subject to risk including the possible loss of principal. Bonds are subject to a variety of risks including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed income investment.

The mention of any individual securities should neither constitute nor be construed as a recommendation to purchase or sell securities, and the information provided regarding such individual securities is not a sufficient basis upon which to make any investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies should consult their financial professional.

Any statistics have been obtained from sources believed to be reliable, but the accuracy and completeness of the information cannot be guaranteed. The information provided in this commentary should not be considered a recommendation by Legg Mason Capital Management or any of its affiliates to purchase or sell any security.

[i]	Gross domestic product ("GDP") is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: New York Times, July 17, 2010.

iii

U.S. Treasuries are backed by the full faith and credit of the United States government and offer return of principal value if held to maturity. Prior to maturity, U.S. Treasuries will fluctuate with market conditions, inflation and interest rate changes.

iv	The Barclays Capital Long-Term Treasury Bond Index measures the performance of ten-year U.S. Treasury notes. The Index holds ten-year notes until they fall under seven years to maturity.
[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi	As of June 30, 2010, the Fund did not hold a position in either Exxon Mobil or Kimberly Clark.

vii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Mid-Cap Core Funds Category Average is comprised of the Fund’s peer group of mutual funds.

The Investment Commentary is not a part of the Semi-Annual Report.

June 30, 2010

Semi-Annual Report

Legg Mason Capital Management

Opportunity Trust

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report	1

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Capital Management Opportunity Trust for the six-month reporting period ended June 30, 2010.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,
Mark R. Fetting Chairman	David R. Odenath President

July 30, 2010

2	Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2010 and December 31, 2009 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report	3

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-7.25%	$1,000.00	$927.50	1.28%	$6.12
Class C	-7.51	1,000.00	924.90	2.06	9.83
Class R	-7.45	1,000.00	925.50	1.63	7.78
Class FI	-7.30	1,000.00	927.00	1.41	6.74
Class I	-7.10	1,000.00	929.00	1.00	4.78

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,018.45	1.28%	$6.41
Class C	5.00	1,000.00	1,014.58	2.06	10.29
Class R	5.00	1,000.00	1,016.71	1.63	8.15
Class FI	5.00	1,000.00	1,017.80	1.41	7.05
Class I	5.00	1,000.00	1,019.84	1.00	5.01

[1]	For the six months ended June 30, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable initial sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements. In the absence of compensating balance arrangements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

4	Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report

Schedule of investments (unaudited)

June 30, 2010

Legg Mason Capital Management Opportunity Trust

Security	Shares	Value
Common Stocks — 101.2%
Consumer Discretionary — 17.5%
Hotels, Restaurants & Leisure — 3.6%
Boyd Gaming Corp.	4,100,000	$34,809,000	*
MGM MIRAGE	2,899,725	27,953,349	*
Total Hotels, Restaurants & Leisure		62,762,349
Household Durables — 4.1%
Lennar Corp., Class A Shares	2,300,000	31,993,000
Pulte Homes Inc.	2,400,000	19,872,000	*
Ryland Group Inc.	1,200,000	18,984,000
Total Household Durables		70,849,000
Internet & Catalog Retail — 5.1%
Amazon.com Inc.	380,000	41,518,800	*(f)
Expedia Inc.	2,550,000	47,889,000
Total Internet & Catalog Retail		89,407,800
Leisure Equipment & Products — 4.5%
Eastman Kodak Co.	18,000,000	78,120,000	*(a)
Media — 0.2%
Spot Runner Inc.	10,250,359	3,690,129	(a)(b)(c)(d)
Total Consumer Discretionary		304,829,278
Financials — 36.8%
Capital Markets — 3.2%
Apollo Investment Corp.	1,049,353	9,790,464
Ares Capital Corp.	2,185,719	27,387,059
Solar Capital Ltd.	956,848	18,428,892
Total Capital Markets		55,606,415
Commercial Banks — 1.9%
Synovus Financial Corp.	13,000,000	33,020,000
Consumer Finance — 2.1%
SLM Corp.	3,600,000	37,404,000	*
Diversified Financial Services — 4.9%
Citigroup Inc.	22,941,800	86,261,167	*
Insurance — 19.2%
AFLAC Inc.	980,000	41,816,600
Assured Guaranty Ltd.	6,000,000	79,620,000
Genworth Financial Inc., Class A Shares	4,600,000	60,122,000	*
Hartford Financial Services Group Inc.	2,800,000	61,964,000
Prudential Financial Inc.	300,000	16,098,000
XL Group PLC	4,700,000	75,247,000
Total Insurance		334,867,600
Real Estate Investment Trusts (REITs) — 2.8%
Ellington Financial LLC	2,500,000	49,375,000	*(a)(b)(c)(d)(e)
Real Estate Management & Development — 0.6%
Domus Co. Investment Holdings LLC	95,000,000	10,288,500	(b)(c)(d)
Thrifts & Mortgage Finance — 2.1%
MGIC Investment Corp.	5,200,000	35,828,000	*
Total Financials		642,650,682

See Notes to Financial Statements.

Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report	5

Legg Mason Capital Management Opportunity Trust

Security	Shares	Value
Health Care — 2.4%
Biotechnology — 1.2%
Mannkind Corp.	3,213,209	$20,532,406	*
Health Care Providers & Services — 1.2%
CIGNA Corp.	700,000	21,742,000
Total Health Care		42,274,406
Industrials — 13.3%
Airlines — 12.9%
Delta Air Lines Inc.	5,600,000	65,800,000	*
UAL Corp.	6,200,000	127,472,000	*
US Airways Group Inc.	3,784,012	32,580,343	*
Total Airlines		225,852,343
Electrical Equipment — 0.4%
Broadwind Energy Inc.	2,275,200	6,370,560	*
Total Industrials		232,222,903
Information Technology — 8.1%
Internet Software & Services — 3.6%
Market Leader Inc.	4,513,007	8,890,624	*(a)
Monster Worldwide Inc.	2,895,600	33,733,740	*
Yahoo! Inc.	1,500,000	20,745,000	*
Total Internet Software & Services		63,369,364
Software — 4.5%
CA Inc.	1,400,000	25,760,000
Red Hat Inc.	1,800,000	52,092,000	*
Total Software		77,852,000
Total Information Technology		141,221,364
Investment Funds — 4.3%
AP Alternative Assets, LP	3,750,000	22,987,500	(b)(d)
Aston Capital Partners, LP	25,000,000	14,815,000	(b)(c)(d)
Pangaea One, LP	38,670,017	38,105,435	(a)(b)(c)(d)
Total Investment Funds		75,907,935
Materials — 0.3%
Chemicals — 0.3%
Innospec Inc.	576,822	5,410,590	*
Telecommunication Services — 14.8%
Diversified Telecommunication Services — 3.4%
Level 3 Communications Inc.	53,758,302	58,596,549	*
Wireless Telecommunication Services — 11.4%
Clearwire Corp., Class A Shares	3,700,000	26,936,000	*
NII Holdings Inc.	2,300,000	74,796,000	*
Sprint Nextel Corp.	23,000,000	97,520,000	*(f)
Total Wireless Telecommunication Services		199,252,000
Total Telecommunication Services		257,848,549
Utilities — 3.7%
Independent Power Producers & Energy Traders — 3.7%
AES Corp.	6,900,000	63,756,000	*
Total Common Stocks (Cost — $1,993,490,162)		1,766,121,707

See Notes to Financial Statements.

6	Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Capital Management Opportunity Trust

SECURITY	Rate		Shares	Value
Convertible Preferred Stocks — 4.7%
Financials — 2.7%
Commercial Banks — 2.7%
Fifth Third Bancorp	8.500%		380,000	$48,168,800
Information Technology — 2.0%
Internet Software & Services — 2.0%
Ning Inc.			7,796,420	29,626,396	(a)(b)(c)(d)
Sermo Inc. Series C Cv.			2,783,874	5,010,973	(a)(b)(c)(d)
Total Information Technology				34,637,369
Total Convertible Preferred Stocks (Cost — $63,017,170)				82,806,169

		Maturity Date	Face Amount
Corporate Bonds & Notes — 0.1%
Information Technology — 0.1%
Internet Software & Services — 0.1%
Sermo Bridge Loan (Cost — $1,222,445)	1.000%	1/1/49	$1,222,445	1,222,445	(a)(b)(c)(d)

		Expiration Date	Warrants
Warrants — 4.1%
Financial — 4.1%
Diversified Financial Service — 4.1%
Bank of America Corp.		1/16/19	6,000,000	45,900,000	*
JPMorgan Chase and Co.		10/28/18	2,000,000	25,280,000	*
Total Warrants (Cost — $73,324,320)				71,180,000
Total Investments — 110.1% (Cost — $2,131,054,097#)				1,921,330,321
Liabilities in Excess of Other Assets — (10.1)%				(176,518,026)
Total Net Assets — 100.0%				$1,744,812,295

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2010, the total market value of Affiliated Companies was $214,041,002, and the cost was $375,675,840.

(b)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).

(c)	Illiquid security.

(d)	Restricted security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	All or a portion of this security is pledged to cover future purchase commitments at June 30, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

June 30, 2010

Assets:
Investments in unaffiliated securities, at value (Cost — $1,755,378,257)	$1,707,289,319
Investments in affiliated securities, at value (Cost — $375,675,840)	214,041,002
Receivable for securities sold	25,972,829
Receivable for Fund shares sold	2,125,518
Dividends receivable	1,137,928
Total Assets	1,950,566,596

Liabilities:
Loan payable (Note 6)	188,000,000
Payable for securities purchased	5,504,415
Payable for Fund shares repurchased	4,092,097
Due to custodian	3,878,077
Investment management fee payable	1,214,198
Distribution fees payable	1,133,153
Interest payable	844,205
Directors’ fees payable	1,615
Accrued expenses	1,086,541
Total Liabilities	205,754,301
Total Net Assets	$1,744,812,295

Net Assets:
Par value (Note 7)	$196,034
Paid-in capital in excess of par value	3,994,733,020
Undistributed net investment income	51,491
Accumulated net realized loss on investments and foreign currency transactions	(2,040,444,474)
Net unrealized depreciation on investments	(209,723,776)
Total Net Assets	$1,744,812,295

Shares Outstanding:
Class A	10,019,004
Class C	138,287,772
Class R	1,501,557
Class FI	2,859,155
Class I	43,366,506

Net Asset Value:
Class A (and redemption price)	$8.83
Class C*	$8.74
Class R (and redemption price)	$9.07
Class FI (and redemption price)	$9.14
Class I (and redemption price)	$9.42
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$9.37

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

8	Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Dividends from unaffiliated investments	$7,733,147
Dividends from affiliated investments	4,128,560
Interest	385,976
Total Investment Income	12,247,683

Expenses:
Investment management fee (Note 2)	7,885,099
Distribution fees (Notes 2 and 5)	7,521,849
Interest expense (Note 6)	1,670,573
Transfer agent fees (Note 5)	807,913
Legal fees	114,037
Custody fees	87,404
Directors’ fees	55,900
Registration fees	48,089
Shareholder reports	47,674
Audit and tax	23,506
Miscellaneous expenses	77,058
Total Expenses	18,339,102
Less: Compensating balance arrangements (Note 1)	(207)
Net Expenses	18,338,895
Net Investment Loss	(6,091,212)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	55,619,253	[1]
Foreign currency transactions	12,304,276
Net Realized Gain	67,923,529
Change in Net Unrealized Appreciation/Depreciation From Investments	(199,540,520)
Net Loss on Investments and Foreign Currency Transactions	(131,616,991)
Decrease in Net Assets from Operations	$(137,708,203)

[1]	Includes $17,806,276 of net realized loss on the sale of shares of Affiliated Companies.

See Notes to Financial Statements.

Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended June 30, 2010 (unaudited) and the Year Ended December 31, 2009	2010	2009

Operations:
Net investment loss	$(6,091,212)	$(2,671,384)
Net realized gain (loss)	67,923,529	(413,809,984)
Change in net unrealized appreciation/depreciation	(199,540,520)	1,340,469,582
Increase (Decrease) in Net Assets From Operations	(137,708,203)	923,988,214

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	158,064,995	250,669,538
Cost of shares repurchased	(239,423,829)	(446,305,193)
Decrease in Net Assets From Fund Share Transactions	(81,358,834)	(195,635,655)
Increase (Decrease) in Net Assets	(219,067,037)	728,352,559

Net Assets:
Beginning of period	1,963,879,332	1,235,526,773
End of period*	$1,744,812,295	$1,963,879,332
* Includes undistributed net investment income of:	$51,491	$6,142,703

See Notes to Financial Statements.

10	Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report

Statement of cash flows (unaudited)

For the Six Months Ended June 30, 2010

Cash Flows Provided (Used) by Operating Activities:
Interest and dividends received	$11,641,532
Operating expenses paid	(17,050,566)
Interest paid	(1,455,769)
Net sales and maturities of short-term investments	28,093,849
Realized gain on foreign currency transactions	12,304,276
Purchases of long-term investments	(277,075,120)
Proceeds from disposition of long-term investments	319,350,407
Net Cash Provided By Operating Activities	75,808,609

Cash Flows Provided (Used) by Financing Activities:
Payments on shares redeemed	(240,438,470)
Proceeds from sale of shares	157,750,667
Proceeds from loan	3,000,000
Due to custodian	3,878,077
Net Cash Used By Financing Activities	(75,809,726)
Net Decrease in Cash	(1,117)
Cash, Beginning of year	1,117
Cash, End of year	—

Reconciliation of Decrease in Net Assets from Operations to Net Cash Flows Provided (Used) by Operating Activities:
Decrease in net assets from operations	$(137,708,203)
Decrease in investments, at value	212,525,895
Increase in payable for securities purchased	5,101,915
Increase in interest and dividends receivable	(606,151)
Increase in receivable for securities sold	(3,337,407)
Increase in interest payable	214,804
Decrease in accrued expenses	(382,244)
Total Adjustments	213,516,812
Net Cash Flows Provided By Operating Activities	$75,808,609

See Notes to Financial Statements.

Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report	11

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2010[2]	2009[3]

Net asset value, beginning of period	$ 9.52	$ 4.89

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.01
Net realized and unrealized gain (loss)	(0.68)	4.62
Total income (loss) from operations	(0.69)	4.63

Net asset value, end of period	$8.83	$9.52
Total return[4]	(7.25)%	94.68%

Net assets, end of period (000s)	$88,469	$85,327

Ratios to average net assets:
Gross expenses[5]	1.28%	1.41%
Gross expenses, excluding interest expense[5]	1.12	1.27
Net expenses[5,6]	1.28	1.41
Net expenses, excluding interest expense[5,6]	1.12	1.27
Net investment income (loss)[5]	(0.10)	0.14

Portfolio turnover rate	13%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For the period February 3, 2009 (commencement of operations) to December 31, 2009.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

12	Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2010[2,3]		2009[3]	2008[3]	2007[3]	2006[3]	2005

Net asset value, beginning of period	$ 9.45		$ 5.16	$ 16.86	$ 18.94	$ 16.72	$ 15.67

Income (loss) from operations:
Net investment loss	(0.04)		(0.03)	(0.10)	(0.19)	(0.06)	(0.15)
Net realized and unrealized gain (loss)	(0.67)		4.32	(10.01)	(0.11)	2.30	1.20
Total income (loss) from operations	(0.71)		4.29	(10.11)	(0.30)	2.24	1.05

Less distributions from:
Net investment income	—		—	(0.00) [4]	—	—	—
Net realized gains	—		—	(1.59)	(1.78)	(0.02)	—
Total distributions	—		—	(1.59)	(1.78)	(0.02)	—

Net asset value, end of period	$8.74		$9.45	$5.16	$16.86	$18.94	$16.72
Total return[5]	(7.51)%		83.14%	(65.49)%	(1.57)%	13.41%	6.70%

Net assets, end of period (000s)	$1,208,176		$1,423,839	$984,198	$4,632,504	$4,722,622	$3,778,018

Ratios to average net assets:
Gross expenses	2.06%[6]		2.05%	2.22%	2.36%	2.25%	2.08%
Gross expenses, excluding interest expense	1.90	[6]	1.92	1.95	1.99	1.91	1.84
Net expenses[7]	2.06	[6]	2.05	2.22	2.36	2.25	2.08
Net expenses, excluding interest expense[7]	1.90	[6]	1.92	1.95	1.99	1.91	1.84
Net investment loss	(0.88)	[6]	(0.41)	(0.86)	(0.93)	(0.37)	(0.97)

Portfolio turnover rate	13%		25%	52%	44%	14%	30%

[1]	On February 1, 2009, Primary Class shares were renamed Class C shares.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Per share amounts have been calculated using the average shares method.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report	13

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares	2010[1,2]		2009[1]	2008[1]	2007[1]	2006[3]

Net asset value, beginning of period	$ 9.80		$ 5.33	$17.27	$ 19.28	$19.37

Income (loss) from operations:
Net investment income (loss)	(0.02)		(0.01)	(0.11)	0.05	—
Net realized and unrealized gain (loss)	(0.71)		4.48	(10.24)	(0.28)	—
Total income (loss) from operations	(0.73)		4.47	(10.35)	(0.23)	—

Less distributions from:
Net realized gains	—		—	(1.59)	(1.78)	(0.09)
Total distributions	—		—	(1.59)	(1.78)	(0.09)

Net asset value, end of period	$9.07		$9.80	$5.33	$17.27	$19.28
Total return[4]	(7.45)%		83.86%	(65.32)%	(1.18)%	(0.47)%

Net assets, end of period (000s)	$13,623		$15,249	$6,810	$11,535	$10

Ratios to average net assets:
Gross expenses	1.63%[5]		1.71%	1.88%	2.36%	1.69%[5]
Gross expenses, excluding interest expense	1.47	[5]	1.57	1.62	2.02	—	[5,7]
Net expenses[6]	1.63	[5]	1.71	1.88	2.36	1.69	[5]
Net expenses, excluding interest expense[6]	1.47	[5]	1.57	1.62	2.02	—	[5,7]
Net investment income (loss)	(0.46)	[5]	(0.08)	(0.95)	0.24	(1.34)	[5]

Portfolio turnover rate	13%		25%	52%	44%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For the period December 28, 2006 (commencement of operations) to December 31, 2006.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Amount represents less than 0.005%.

See Notes to Financial Statements.

14	Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2010[2,3]		2009[3]		2008[3]	2007[3]	2006[3]	2005

Net asset value, beginning of period	$ 9.86		$ 5.37		$ 17.33	$ 19.28	$ 16.90	$ 15.73

Income (loss) from operations:
Net investment income (loss)	(0.01)		0.01		0.05	(0.03)	0.05	(0.03)
Net realized and unrealized gain (loss)	(0.71)		4.48		(10.42)	(0.14)	2.35	1.20
Total income (loss) from operations	(0.72)		4.49		(10.37)	(0.17)	2.40	1.17

Less distributions from:
Net realized gains	—		—		(1.59)	(1.78)	(0.02)	—
Total distributions	—		—		(1.59)	(1.78)	(0.02)	—

Net asset value, end of period	$9.14		$9.86		$5.37	$17.33	$19.28	$16.90
Total return[4]	(7.30)%		83.61%		(65.20)%	(0.87)%	14.21%	7.44%

Net assets, end of period (000s)	$26,139		$32,355		$20,483	$1,705,269	$1,404,852	$806,276

Ratios to average net assets:
Gross expenses	1.41%[5]		2.37%		1.50%	1.67%	1.54%	1.39%
Gross expenses, excluding interest expense	1.24	[5]	2.24	†	1.23	1.30	1.19	1.15
Net expenses[6]	1.41	[5]	1.59	[7]	1.50	1.67	1.54	1.39
Net expenses, excluding interest expense[6]	1.24	[5]	1.46	[7]	1.23	1.30	1.19	1.15
Net investment income (loss)	(0.23)	[5]	0.07		0.38	(0.16)	0.27	(0.24)

Portfolio turnover rate	13%		25%		52%	44%	14%	30%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Per share amounts have been calculated using the average shares method.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.
†	Unaudited.

See Notes to Financial Statements.

Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report	15

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2010[2,3]		2009[3]	2008[3]	2007[3]	2006[3]	2005

Net asset value, beginning of period	$ 10.14		$ 5.47	$ 17.59	$ 19.48	$ 17.02	$ 15.78

Income (loss) from operations:
Net investment income	0.01		0.05	0.02	0.03	0.12	0.06
Net realized and unrealized gain (loss)	(0.73)		4.62	(10.55)	(0.14)	2.36	1.18
Total income (loss) from operations	(0.72)		4.67	(10.53)	(0.11)	2.48	1.24

Less distributions from:
Net realized gains	—		—	(1.59)	(1.78)	(0.02)	—
Total distributions	—		—	(1.59)	(1.78)	(0.02)	—

Net asset value, end of period	$9.42		$10.14	$5.47	$17.59	$19.48	$17.02
Total return[4]	(7.10)%		85.37%	(65.15)%	(0.55)%	14.58%	7.86%

Net assets, end of period (000s)	$408,405		$407,109	$224,036	$979,708	$650,376	$505,091

Ratios to average net assets:
Gross expenses	1.00%[5]		0.99%	1.18%	1.32%	1.20%	1.04%
Gross expenses, excluding interest expense	0.83	[5]	0.86	0.91	0.96	0.86	0.80
Net expenses[6]	1.00	[5]	0.99	1.18	1.32	1.20	1.04
Net expenses, excluding interest expense[6]	0.83	[5]	0.86	0.91	0.96	0.86	0.80
Net investment income	0.20	[5]	0.63	0.15	0.16	0.71	0.13

Portfolio turnover rate	13%		25%	52%	44%	14%	30%

[1]	On October 5, 2009, Institutional shares were renamed Class I shares.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Per share amounts have been calculated using the average shares method.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

16	Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Trust, Inc. (the “Corporation”), consisting of the Legg Mason Capital Management Opportunity Trust (“Fund”), was organized on October 8, 1999. The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, non-diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report	17

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$301,139,149	—	$3,690,129	$304,829,278
Financials	582,987,182	—	59,663,500	642,650,682
Investment funds	—	$22,987,500	52,920,435	75,907,935
Other common stocks	742,733,812	—	—	742,733,812
Convertible preferred stocks	48,168,800	—	34,637,369	82,806,169
Corporate bonds & notes	—	—	1,222,445	1,222,445
Warrants	71,180,000	—	—	71,180,000
Total long-term investments	$1,746,208,943	$22,987,500	$152,133,878	$1,921,330,321

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Common Stocks	Convertible Preferred Stocks	Corporate Bonds & Notes	Total
Balance as of December 31, 2009	$108,422,860	$69,721,259	$1,194,085	$179,338,204
Accrued premiums/discounts	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	8,019,422	(35,083,890)	—	(27,064,468)
Net purchases (sales)	(168,218)	—	28,360	(139,858)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of June 30, 2010	$116,274,064	$34,637,369	$1,222,445	$152,133,878
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2010[1]	$8,019,422	$(35,083,890)	—	$(27,064,468)

[1]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to attempt to increase the Fund’s return, to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency

18	Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Commission recapture. The Fund has entered into an agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included with realized gain/(loss) on investment transactions. During the six months ended June 30, 2010, the Fund did not receive any commission rebates.

(f) Restricted securities. Certain of the Fund’s investments are restricted as to resale and are valued in good faith at fair value in accordance with procedures approved by the Board of Directors in absence of readily ascertainable market values.

Security	Number of Units/Shares/Interest	Acquisition Date(s)		Cost	Fair Value at 06/30/10	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments
AP Alternative Assets, LP	3,750,000	06/06		$75,000,000	$22,987,500	$6.13	1.32%	$262,500	—
Aston Capital Partners LP	25,000,000	11/05		25,000,000	14,815,000	0.59	0.85	—	—
Domus Co. Investment Holdings LLC	95,000,000	04/07		95,000,000	10,288,500	0.11	0.59	—	—
Ellington Financial LLC	2,500,000	08/07		50,000,000	49,375,000	19.75	2.83	3,750,000	—
Ning Inc.	7,796,420	07/07		25,000,000	29,626,396	3.80	1.70	—	—
Pangaea One, LP	38,670,017	—	A	38,670,017	38,105,435	0.99	2.18	1,836,552	$33,709,068	D
Sermo Inc., Series C Pfd.	2,783,874	08/07		25,000,000	5,010,973	1.80	0.29	—	—
Sermo Inc., Convertible Demand Note	1,222,445	—	B	1,222,445	1,222,445	1.00	0.07	—	—
Spot Runner Inc.	10,250,359	—	C	50,000,006	3,690,129	0.36	0.21	—	—
				$384,892,468	$175,121,378		10.04%	$5,849,052	$33,709,068

A	Acquisition dates were 08/07, 09/07, 01/08, 03/08, 05/08, 08/08, 10/08, 12/08, 02/09, 05/09, 08/09, 11/09 and 3/10.

B	Acquisition dates were 12/09 and 2/10.

C	Acquisition dates were 03/07, 06/07, 01/08.

D	In the normal course of operations, the Fund makes commitments to invest in businesses. At June 30, 2010, the Fund had open commitments of $33,709,068.

Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report	19

(g) Illiquid securities. Illiquid securities are those that cannot be sold or disposed of within seven days for approximately the price at which the Fund values the security. Illiquid investments include: repurchase agreements with terms of greater than seven days, restricted securities other than those the advisor has determined are liquid pursuant to guidelines established by the Board of Directors and securities involved in swap, cap, floor and collar transactions, and over-the-counter (“OTC”) options and their underlying collateral. Due to the absence of an active trading market, the Fund may have difficulty valuing or disposing of illiquid securities promptly. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(k) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(l) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. The amount is shown as a reduction of expenses in the Statement of Operations.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

20	Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with LMM, LLC (“LMM”). Pursuant to the agreement, LMM provides the Fund with management services for which the Fund pays a fee, computed daily and payable monthly, at annual rate of 1.00% of the average daily net assets of the Fund up to $100 million and 0.75% of the average daily net assets of the Fund in excess of $100 million.

Legg Mason Capital Management, Inc. (“LMCM”) serves as investment adviser to the Fund under an investment advisory agreement with LMM. For LMCM’s services to the Fund, LMM (not the Fund) pays LMCM a fee, computed daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of the Fund up to $100 million and 0.05% of the average daily net assets of the Fund in excess of $100 million.

Legg Mason Partners Funds Advisor, LLC (“LMPFA”) serves as administrator to the Fund under an administrative services agreement with LMM. For LMPFA’s services to the Fund, LMM (not the Fund) pays LMPFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. LMPFA has agreed to waive indefinitely all fees payable to it under the agreement. LMM, LMCM and LMPFA are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”)

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

During the six months ended June 30, 2010, LMIS and its affiliates received sales charges of approximately $24,000 on sales of Class A shares. In addition, for the six months ended June 30, 2010, CDSC paid to LMIS and its affiliates were approximately:

	Class A	Class C
CDSCs	$10,000	$51,000

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds managed by affiliates of Legg Mason in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and three Directors of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$282,177,035
Sales	321,086,000

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$459,501,150
Gross unrealized depreciation	(669,224,926)
Net unrealized depreciation	$(209,723,776)

Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report	21

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2010. The table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Contracts Risk
Forward Foreign Currency Contracts	$12,427,954

During the six months ended June 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)†	27,178,140

†	At June 30, 2010, there were no open positions held in this derivative.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, C, R and FI shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C and R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are computed daily and payable monthly.

The Rule 12b-1 plans for Class R and Class FI of the Fund provide for payments of distribution and service fees to LMIS at an annual rate of up to 0.75% and 0.40% of the average daily net assets of each class, respectively, subject to the authority of the Board of Directors to set a lower amount. The Board of Directors of the Fund has currently approved payments under the plans of 0.50% and 0.25% of the average daily net assets of Class R and Class FI, respectively.

For the six months ended June 30, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class A	$120,325	$31,038
Class C	7,319,556	667,190
Class R	39,372	13,187
Class FI	42,596	32,301
Class I	—	64,197
Total	$7,521,849	$807,913

6. Lines of credit

The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on March 3, 2011. Pursuant to the Credit Agreement, each participating fund is liable only for

22	Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2010.

The Fund may borrow for investment purposes, also known as “leveraging,” from separate lines of credit totaling $250 million (“Leveraging Credit Agreements”). These 364-day revolving Leverage Credit Agreements mature on March 3, 2011. Leverage is the ability to earn a return on a capital base that is larger than the Fund’s net assets. Use of leverage can magnify the effects of changes in the value of the Fund’s investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. Borrowings under the Leveraging Credit Agreements bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin.

For the six months ended June 30, 2010, the Fund had average daily borrowings from the Leveraging Credit Agreements of $187,337,017 at an average annual interest rate of 1.77%. As of June 30, 2010, the Fund had $188 million in borrowings outstanding.

7. Capital shares

At June 30, 2010, there were 100,000,000, 650,000,000, 500,000,000, 250,000,000 and 200,000,000 shares authorized at $0.001 par value for the Class A, Class C, Class R, Class FI and Class I, respectively, of the Fund. Each class of shares represents an identical interest and has the same rights except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares		Amount

Class A
Shares sold	2,266,055	$23,948,595	11,963,061	[1]	$65,461,543	[1]
Shares repurchased	(1,211,544)	(12,256,581)	(2,998,568)	[1]	(18,780,484)	[1]
Net increase	1,054,511	$11,692,014	8,964,493	[1]	$46,681,059	[1]

Class C2
Shares sold	4,049,119	$41,825,140	12,405,360		$78,696,773
Shares repurchased	(16,367,564)	(166,543,202)	(52,561,223)		(319,311,305)
Net decrease	(12,318,445)	$(124,718,062)	(40,155,863)		$(240,614,532)

Class R
Shares sold	228,183	$2,438,675	975,348		$7,179,435
Shares repurchased	(283,237)	(2,897,743)	(696,497)		(5,503,019)
Net increase (decrease)	(55,054)	$(459,068)	278,851		$1,676,416

Class FI3
Shares sold	658,819	$7,174,463	1,898,098		$13,983,001
Shares repurchased	(1,080,652)	(11,993,819)	(2,432,822)		(15,692,435)
Net decrease	(421,833)	$(4,819,356)	(534,724)		$(1,709,434)

Class I3
Shares sold	7,465,212	$82,678,122	10,877,227		$85,348,786
Shares repurchased	(4,258,757)	(45,732,484)	(11,651,781)		(87,017,950)
Net increase (decrease)	3,206,455	$36,945,638	(774,554)		$(1,669,164)

[1]	For the period February 3, 2009 (commencement of operations) to December 31, 2009.

[2]	On February 1, 2009, Primary Class shares were renamed Class C shares.

[3]	On October 5, 2009, Financial Intermediary Class and Institutional Class shares were renamed Class FI and Class I shares, respectively.

Legg Mason Capital Management Opportunity Trust 2010 Semi-Annual Report	23

8. Transactions with affiliated companies

An “Affiliated Company,” as defined in the 1940 Act, includes a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the six months ended June 30, 2010:

	Affiliate Mkt Value at 12/31/09	Purchased		Sold		Amortization Div/Interest Income	Affiliate Mkt Value at 06/30/10	Realized Gain/Loss
Company		Cost	Shares/Par	Cost	Shares/Par
Convera Corp.A	$1,079,865			$19,997,501	4,443,889		—	$(19,264,268)
Eastman Kodak Co.	73,428,000	$2,698,421	600,000				$78,120,000
Ellington Financial LLC	47,500,000					$3,750,000	49,375,000
Fifth Third BancorpA	45,220,000						—
Market Leader Inc.	9,477,315						8,890,624
Ning, Inc.	64,710,286						29,626,396
Pangaea One, LP	33,389,231	1,282,890	N/A	1,451,109	N/A	378,560	38,105,435	1,457,992
Sermo Inc., Series C Pfd.	5,010,973						5,010,973
Sermo Inc., Convertible Demand Note	1,194,085	28,360	28,360				1,222,445
Spot Runner, Inc.	3,690,129						3,690,129
	$284,699,884	$4,009,671		$21,448,610		$4,128,560	$214,041,002	$(17,806,276)

A	This company is no longer an affiliated company.

9. Capital loss carryforward

As of December 31, 2009, the Fund had a net capital loss carryforward of approximately $2,041,376,364, of which $1,206,785,839 expires in 2016 and $834,590,525 expires in 2017. These amounts will be available to offset any future taxable capital gains.

Legg Mason Capital Management

Opportunity Trust

Directors

Mark R. Fetting

Chairman

David R. Odenath

President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

Jennifer W. Murphy

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

LMM, LLC

Investment adviser

Legg Mason Capital Management, Inc.

Custodian

State Street Bank & Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Capital Management Opportunity Trust

Legg Mason Capital Management Opportunity Trust

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Capital Management Opportunity Trust. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012840 (8/10) SR10-1146

NOT PART  OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Investment Trust, Inc.

By:	/S/ DAVID R. ODENATH
(David R. Odenath)
President and Director
Legg Mason Investment Trust, Inc.

Date: August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID R. ODENATH
(David R. Odenath)
President and Director
Legg Mason Investment Trust, Inc.

Date: August 31, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Investment Trust, Inc.

Date: August 31, 2010